Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information [Text Block]

18. Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the consolidated statements of cash flow.

During 2022, the Company did not have any non-cash transactions.

During 2021, the Company had the following non-cash transactions:

The Company entered into debt settlement agreements whereby the aggregate amount of $342,501 owed by the Company to certain creditors were settled by the issuance of a total of 889,612 Shares.

The Company has received $2,698,884 in 5 tranches from Mainpointe towards the Investment and U.S. Partnership (see Note 8). 3,986,684 common shares were issued which had a value of $1,459,445 on the dates of issuance (Note 8).

On May 17, 2021, the Company issued 126,492 common shares in settlement of $47,737 on accrued dividends on issued preference shares. (Note 9).

On February 17, 2021, 5,000 shares were issued for cash of $1,800 pursuant to exercise of warrants.

During 2020, the Company had the following non-cash transactions:

During 2020, the Company entered into debt settlement agreements whereby the aggregate amount of $284,769 owed by the Company to certain creditors were settled by the issuance of a total of 1,586,491 units.